Allocation Growth Portfolio (Prospectus Summary) | Allocation Growth Portfolio
Allocation Growth Portfolio
Investment Goal
The Portfolio's investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the
Portfolio and indirectly pay a proportionate share of the expenses of the
Underlying Portfolios in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Allocation Growth Portfolio Class 3
Management Fees	0.10%
Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	1.25%
Total Annual Portfolio Operating Expenses	1.42%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Allocation Growth Portfolio Class 3	145	449	776	1,702

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Trust's
Portfolios (collectively, the "Underlying Portfolios").

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 80% of its assets will be invested in equity portfolios.

The subadviser determines the Portfolio's target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

                • Large cap growth/value stocks                    39.5%
                • Mid cap growth/value stocks                       15.0%
                • Small cap stocks                                          12.5%
                • International stocks                                      28.0%
                • Bonds                                                            5.0%
                • Treasury inflation protected securities            0.0%
                • Cash equivalents                                           0.0%

The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio's assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio's risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio's assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying
Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. The Portfolio may invest in
Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of issuers located in developing or "emerging" markets.
Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Growth Stock Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Investing Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a
Blended Index. The Blended Index consists of 95% S&P 500® Index and 5% Barclays
Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Class 3 Shares

During the periods shown in the bar chart, the highest return for a quarter was
20.23% (quarter ended June 30, 2009) and the lowest return for a quarter was
-21.89% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.91%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Allocation Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	14.14%	2.47%	3.43%	Feb. 14, 2005
Blended Index	Blended Index	14.73%	2.54%	3.02%	Feb. 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb. 14, 2005
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.17%	Feb. 14, 2005